Subsequent Events (Table)	6 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
Schedule Of Subsequent Events (Table)
Number of Shares	Purpose
27,401,250	Shares Issued for Initial Acquisition Payment of EZ Mart Food Stores, Inc.

Total:15,000,000 Shares